Loans, Allowance for Loan Losses and Impaired Loans (Details 9) (Detail) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017 Contract	Mar. 31, 2017 USD ($) Contract	Sep. 30, 2016 USD ($) Contract	Sep. 30, 2015 USD ($) Contract
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Modifications | Contract	3	8	21	8
Recorded Investment | $		$ 404	$ 1,606	$ 332
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Modifications | Contract		4	9	3
Recorded Investment | $		$ 369	$ 516	$ 273
Commercial/Agriculture Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Modifications | Contract		0	6	0
Recorded Investment | $		$ 0	$ 948	$ 0
Consumer Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Modifications | Contract		4	4	5
Recorded Investment | $		$ 35	$ 43	$ 59
Commercial/Agricultural Non-real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of Modifications | Contract		0	2	0
Recorded Investment | $		$ 0	$ 99	$ 0